Significant Accounting Policies - Concentration of Investments (Details) - The Magna Group of Companies Retirement Savings Plans - Employer's securities - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Concentration of investment to total investments	$ 274	$ 231
Concentration of investment to total investments (as a percent)	10.00%	10.00%